Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Description of Loans transferred and reclassified	From the fiscal year starting from April 1, 2015, these loans were integrated into the Krungsri segment, since the methodologies used to estimate the allowance for credit losses on these loans were changed to those of the Krungsri segment.	Loans of ¥950,295 million, which were transferred from the former BTMU Bangkok Branch to Krungsri, were included in the Commercial segment as of March 31, 2015, since the methodologies used to estimate the allowance for credit losses related to the former BTMU Bangkok Branch were based on the Commercial segment. An allowance for credit losses relating to these loans was not material as of March 31, 2015.
Close Watch [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day	90 days	90 days
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans transferred from the former BTMU Bangkok Branch to Krungsri		¥ 950,295
Internal borrower ratings	1-15
Commercial [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Loans contractually past due before becoming defaulted loans, period	1 month
Commercial [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Commercial [Member] | Normal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings	1-9
Commercial [Member] | Close Watch [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings	10-12
Commercial [Member] | Close Watch [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day	90 days
Commercial [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings	13-15
Residential [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	6 months
Loans contractually past due before becoming defaulted loans, period	6 months
Residential [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Card [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	1 month
MUAH [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	60 days
Krungsri [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	6 months
Krungsri [Member] | Special Mention [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date in month	1 month
Krungsri [Member] | Substandard or Doubtful or Doubtful of Loss [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date in month	3 months